Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: net defined benefit asset	$ (995)	$ (922)
of which: net defined benefit liability	710	763
Swiss defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	28,193	24,576
of which: amounts owed to retirees	$ 21,811	$ 20,041